Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans [Abstract]
Employee group contributed, amount	¥ 131,385	¥ 118,837	¥ 52,942